Earnings per share (Tables)	6 Months Ended
Sep. 30, 2019
Earnings Per Share [Abstract]
Summary of amounts and numbers used in calculation of net income attributable to NHI shareholders per share (basic and diluted)

	Millions of yen except per share data presented in yen
	Six months ended September 30
	2018	2019
Basic—
Net income (loss) attributable to NHI shareholders	¥(6,010)	¥194,407
Weighted average number of shares outstanding	3,394,856,369	3,301,269,085
Net income (loss) attributable to NHI shareholders per share	¥(1.77)	¥58.89

Diluted—
Net income (loss) attributable to NHI shareholders	¥(6,045)	¥194,363
Weighted average number of shares outstanding	3,390,540,890	3,370,803,851
Net income (loss) attributable to NHI shareholders per share	¥(1.78)	¥57.66

	Millions of yen except per share data presented in yen
	Three months ended September 30
	2018	2019
Basic—
Net income (loss) attributable to NHI shareholders	¥(11,233)	¥138,574
Weighted average number of shares outstanding	3,394,584,313	3,290,622,990
Net income (loss) attributable to NHI shareholders per share	¥(3.31)	¥42.11

Diluted—
Net income (loss) attributable to NHI shareholders	¥(11,251)	¥138,548
Weighted average number of shares outstanding	3,389,189,961	3,360,616,509
Net income (loss) attributable to NHI shareholders per share	¥(3.32)	¥41.23